Gross Unrealized Holding Losses and Fair Value, Aggregated by Investment Category and Length of Time (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2011 Short-term marketable securities Available-for-sale Securities Investments in trusts JPY (¥)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Available-for-sale Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Short-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations USD ($)	Mar. 31, 2012 Short-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)	Mar. 31, 2011 Long-term marketable securities Available-for-sale Securities Marketable Equity Securities JPY (¥)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities USD ($)	Mar. 31, 2012 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Long-term marketable securities Held-to-maturity Securities Other Debt Obligations JPY (¥)
Investments, Unrealized Loss Position [Line Items]
Fair value	$ 4,159	¥ 341,000	¥ 1,669,000	$ 5,976	¥ 490,000	$ 20,780	¥ 1,704,000	¥ 101,000	$ 2,427	¥ 199,000	¥ 2,237,000	$ 25,939	¥ 2,127,000	¥ 2,442,000	¥ 303,000
Gross unrealized holding losses	158	13,000	55,000			37	3,000		12	1,000	238,000	86	7,000	6,000
Fair value						1,220	100,000					7,171	588,000	563,000
Gross unrealized holding losses												$ 134	¥ 11,000	¥ 37,000